Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2020
Condensed Financial Information of the Parent Company
Summary of Parent Company Balance Sheets

	As of September 30,
	2020	2019
Assets
Current assets
Cash	$2,122	$635,295

Non-current assets
Investment in subsidiaries	30,217,865	27,638,317
Total assets	$30,219,987	$28,273,612

Liabilities and Shareholders’ Equity

Current liabilities
Convertible notes payable	$—	$2,926,361
Due to related parties	1,894,811	2,652,882
Other current liabilities	40,000	—
Total liabilities	1,934,811	5,579,243

Commitments and contingencies

Shareholders’ equity
Common stock, $0.001 par value, 200,000,000 shares authorized, 20,517,703 and 12,589,857 shares issued and outstanding at September 30, 2020 and 2019, respectively	20,518	12,590
Additional paid-in capital	20,335,228	15,762,867
Retained earnings	7,929,430	6,918,912
Total shareholders’ equity	28,285,176	22,694,369

Total liabilities and shareholders’ equity	$30,219,987	$29,367,052

Summary of Parent Company Statements of Operations

	For the Years ended September 30,
	2020	2019	2018
Operating expenses:
General and administrative expenses	$(602,518)	$(619,325)	$(635,643)

Other expenses
Interest expenses	(135,865)	(1,087,775)	—
Amortization of debt issuance costs	(1,093,440)	(2,113,492)	—
Other expenses	(646)	(907)	(2,573)

Loss from operations	(1,832,469)	(3,821,499)	(638,215)
Equity in income of subsidiaries and VIE	2,656,075	3,514,062	3,860,247

Net income (loss) attributable to Farmmi, Inc.	$823,606	$(307,437)	$3,222,032

Summary of Parent Company Statements of Cash Flows

	For the Years ended September 30,
	2020	2019	2018
Net cash provided by (used in) operating activities	$124,898	$(2,500,954)	$1,112,187
Net cash (used in) provided by financing activities	(758,071)	2,530,082	(506,020)
Net decrease (increase) in cash and restricted cash	(633,173)	29,128	606,167
Cash and restricted cash, beginning of year	635,295	606,167	—
Cash and restricted cash, end of year	$2,122	$635,295	$606,167